Investments Accounted for Using the Equity Method - Details of Principal Associates (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SPD Bank [member]
Disclosure of associates [line items]
Place of incorporation	PRC
Place of establishment and operation	PRC
Proportion of ownership interest held by the Company or its subsidiary	18.00%	18.00%
Principal activity	Provision of banking services
China Tower Corporation Limited (China Tower) [member]
Disclosure of associates [line items]
Place of incorporation	PRC
Place of establishment and operation	PRC
Proportion of ownership interest held by the Company or its subsidiary	28.00%	38.00%
Principal activity	Construction, maintenance and operation of telecommunications towers
IFLYTEK Co., Ltd. ("IFLYTEK") [member]
Disclosure of associates [line items]
Place of incorporation	PRC
Place of establishment and operation	PRC
Proportion of ownership interest held by the Company or its subsidiary	13.00%	13.00%
Principal activity	Provision of Chinese speech and language technology products and services
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Place of incorporation	Thailand
Place of establishment and operation	Thailand
Proportion of ownership interest held by the Company or its subsidiary	18.00%	18.00%
Principal activity	Provision of telecommunications services